Operating revenue - Summary detail operating revenue explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Interest income	₩ 29,209,338	₩ 27,579,211	₩ 20,092,325
Fees and commission income	4,295,366	4,175,243	3,884,346
Insurance income	3,116,553	2,899,599	2,741,730
Reinsurance income	73,578	44,985	36,274
Insurance finance income	202,363	143,064	850,940
Dividend income	239,097	181,486	177,569
Net gain on financial instruments measured at fair value through profit or loss	4,264,126	4,254,811	2,452,828
Gain on trading derivatives measured at fair value through profit or loss	22,397,247	17,208,758	21,732,749
Net gain on financial instruments designated at fair value through profit or loss	252,924	438,709	914,386
Net gain on foreign currency transaction	8,084,564	3,201,023	4,282,148
Net gain on disposal of securities at fair value through other comprehensive income	197,708	50,793	26,427
Net gain on disposal of securities at amortized cost	0	358	4
Reversal of (provision for) allowance for credit loss	4,311	136	5,013
Gain related to hedging derivates	753,798	422,074	1,122,823
Other operating income	973,306	732,379	495,747
Total income	₩ 74,064,279	₩ 61,332,629	₩ 58,815,309